Note 20 Other assets and liabilities (Details) - EUR (€) € in Millions		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022 [2]
Other assets [Line Items]
Inventories	[1]	€ 1,299	€ 276	€ 325
Items in course of collection from other banks		482	41	93
Other Assets Accruals		1,862	1,368	1,461
Other assets other items		1,881	1,174	706
Other assets		5,525	2,859	2,586
Other liabilities [Line Items]
Other Liabilities Transactions In Progress		306	133	44
Other Liabilities Accruals		3,066	2,878	2,595
Other items liabilities		1,997	2,466	2,269
Other liabilities		€ 5,370	€ 5,477	€ 4,909

[1]	(2) The variation in 2024 corresponds mainly to the acquisition of land plots from the Group's real estate company Crea Madrid Nuevo Norte, S.A. in relation to an urban planning operation in Madrid.
[2]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).